Expense Example - EDWARD JONES MONEY MARKET FUND	Feb. 28, 2025 USD ($)
Investment Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Retirement Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	$ 1,397